15. RESTRICTED CASH	12 Months Ended
Dec. 31, 2017
Restricted Cash
RESTRICTED CASH
15.	RESTRICTED CASH

			Average interest rate (p.a.)
	Maturity (1)	Currency		12.31.17	12.31.16

Bank deposit certificates (2)	3.55	R$	8.05%	326.4	384.4
National treasury certificates (3)	2.29	R$	11.47%	190.2	171.4
Bank deposit (4)	-	US$	-	19.0	90.1
				535.6	645.9

Current				127.8	218.3
Non-current				407.8	427.6

(1)	Weighted average maturity in years.
(2)	The deposit was pledged as collateral in the disposal of the dairy segment to Groupe Lactalis (“Parmalat”) with maturity on 2021.
(3)	The national treasury certificates, which mature on 2020, are pledged as collateral for the loan obtained through the Special Program Asset Restructuring (“PESA”) (note 19).
(4)	Deposit linked to operations in the international market.